Intangible Assets, Net (Schedule of intangible assets, net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Balance, opening	$ 297
Balance, ending	231	$ 297
Cost [Member] | License and Knowhow [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, opening	1,538	1,538
Additions	0	0
Balance, ending	1,538	1,538
Accumulated Amortization [Member] | License and Knowhow [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, opening	(1,241)	(1,175)
Additions	66	66
Balance, ending	(1,307)	(1,241)
Amortized cost [Member] | License and Knowhow [Member]
Disclosure of detailed information about intangible assets [line items]
Balance, opening	297
Balance, ending	$ 231	$ 297